                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-137887



                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
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                            VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE
                   POLARIS II PLATINUM SERIES VARIABLE ANNUITY
                          PROSPECTUS DATED MAY 1, 2007

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THE SUPPLEMENT FILED ON NOVEMBER 5, 2007 IS MODIFIED AS FOLLOWS:

     THE MARKETLOCK FOR LIFE PLUS FEATURE IS CURRENTLY NOT AVAILABLE FOR SALE.







Dated: December 10, 2007


                Please keep this Supplement with your Prospectus


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